Right-of-Use Assets and Lease Liabilities (Details) - Schedule of right-of-use assets and lease liabilities $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Offices and labs [Member]
Right-of-Use Assets and Lease Liabilities (Details) - Schedule of right-of-use assets and lease liabilities [Line Items]
Beginning Balance	$ 934
Depreciation expense	(1,318)
Interest expense
Additions	3,282
Payments
Other
Ending Balance	2,898
Vechicles [Member]
Right-of-Use Assets and Lease Liabilities (Details) - Schedule of right-of-use assets and lease liabilities [Line Items]
Beginning Balance	175
Depreciation expense	(201)
Interest expense
Additions	127
Payments
Other	(27)
Ending Balance	74
Production Plant [Member]
Right-of-Use Assets and Lease Liabilities (Details) - Schedule of right-of-use assets and lease liabilities [Line Items]
Beginning Balance	4,024
Depreciation expense	(521)
Interest expense
Additions
Payments
Other	(1)
Ending Balance	3,502
Total [Member]
Right-of-Use Assets and Lease Liabilities (Details) - Schedule of right-of-use assets and lease liabilities [Line Items]
Beginning Balance	5,133
Depreciation expense	(2,040)
Interest expense
Additions	3,409
Payments
Other	(28)
Ending Balance	6,474
Lease liabilities [Member]
Right-of-Use Assets and Lease Liabilities (Details) - Schedule of right-of-use assets and lease liabilities [Line Items]
Beginning Balance	5,971
Depreciation expense
Interest expense	707
Additions	3,402
Payments	(2,145)
Other	(25)
Ending Balance	$ 7,910